Property Plant and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Total property plant and equipment - gross	$ 3,792,170	$ 149,204
Less: accumulated depreciation	(222,338)	(79,850)
Total property plant and equipment - net	3,569,832	69,354
Land [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment - gross	$ 96,884
Capitalized building [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	39 years
Total property plant and equipment - gross	$ 3,017,552
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment - gross	$ 677,734	$ 149,204
Machinery and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Machinery and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	15 years